POST-EMPLOYMENT BENEFITS - Assumptions and sensitivities (Details) - Weighted average [member]	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plans [member] | Future benefit expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	3.00%	3.00%
Expected long-term rate of return on assets	3.00%	3.00%
Rate of increase in compensation levels	3.00%	3.00%
Defined benefit plans [member] | Future benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	3.00%	4.00%
Rate of increase in compensation levels	3.00%	3.00%
Other post-employment benefit plans [member] | Future benefit expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	4.00%	4.00%
Other post-employment benefit plans [member] | Future benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	4.00%	4.00%